Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
t December 31, 2019 and December 31, 2018, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2019	2018
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$5,241	$4,017
Scorpio Ultramax Pool	677	3,321
SUK	36	—
Total due from related parties-current	$5,954	$7,338
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,767	$4,806
Scorpio Ultramax Pool	9,463	10,542
Total due from related parties non-current	$14,230	$15,348
Equity investment in Scorpio Tankers Inc.	$173,298	$92,281
Liabilities
Due to related parties-current :
SCM	$227	$8
SSM	200	116
SSH	312	357
Port agent	13	—
Bunker supplier	220	—
Total due to related parties-current	$972	$481